Capital Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Potential percentage of free cash flow targeted to be paid out	40.00%
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Potential percentage of free cash flow targeted to be paid out	60.00%